Expense Example, No Redemption - Retail Class - Transamerica Asset Allocation - Conservative Portfolio	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R 1 year	R 3 years	R 5 years	R 10 years
USD ($)	660	892	1,143	1,860	194	600	1,032	2,233	85	284	500	1,123	145	449	776	1,702